ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Below is a summary of the fair value of the net assets acquired on the acquisition date based on external valuations at the date of the Singapore Acquisition.

Fair Value
Assets Acquired:
Cash and cash equivalents	$491
Accounts receivable	753
Prepaid expenses and other assets	88
Property and equipment	9
Operating lease right-of-use assets	32
Deferred tax assets	766
Intangible assets	212
Goodwill	847

Assets Acquired	$3,198

Liabilities Assumed:
Accrued expenses and other current liabilities	$580
Other long-term liabilities	44

Liabilities Assumed	$624

Fair value of consideration transferred	$2,574

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination	The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives on the date of the Singapore Acquisition.

	Fair Value	Useful Life
Non-compete agreements	$28	5 years
Customer lists	97	4 years
Trade name	87	5 years

Total identifiable assets	$212